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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2006 to July 31, 2006

Commission File Number of issuing entity: 333-131714-02

HSBC Automotive Trust (USA) 2006-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-131714

HSBC Auto Receivables Corporation
(Exact name of depositor as specified in its charter)

HSBC Finance Corporation
(Exact name of sponsor as specified in its charter)
Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	36-4220459 (I.R.S. Employer Identification Number)

c/o HSBC Finance Corporation Attention: Michael J. Forde 2700 Sanders Road, Prospect Heights, Illinois (Address of principal executive offices of the issuing entity)	60070 (Zip Code)

847-564-5000
(Telephone number, including area code)

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES __X___ NO ____

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PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1 is contained in the Servicer's Certificate attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.
Exhibit No.	Description

99(a)	Servicer's Certificate for the Collection Period ending July 31, 2006 and the related Distribution Date of August 17, 2006.

1

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC AUTOMOTIVE TRUST (USA) 2006-2

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Assistant Secretary

Dated: August 22, 2006

EXHIBIT INDEX

Exhibit No.	Description

99(a)	Servicer's Certificate for the Collection Period ending July 31, 2006 and the related Distribution Date of August 17, 2006.

2

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